Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	30324-1 / D/TSW/834096.2

March 22, 2006

BY EDGAR AND COURIER

MAIL STOP 3561

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

USA

Attention:	Jay Williamson

Division of Corporate Finance

Dear Sirs/Mesdames:

Re: Surge Enterprises, Inc. (the “Company”) Registration Statement on Form SB-2/A No. 2 Amended February 8, 2006 Your File No. 333-128995

Thank you for your letter of February 24, 2006 with your comments on the Company’s amended Registration Statement on Form SB-2/A No. 2, filed February 8, 2006. On behalf of the Company, we enclose a revised Form SB-2/A Amendment No. 3, together with the Company’s responses to the comments set out in your letter. For your ease of reference, our responses to your comments are numbered in a corresponding manner. However, the page number references to the registration statement have changed and the updated page numbers are used herein for ease of reference.

Description of Business, page 22

Software Sales, page 23

1.            The Company does not have an agreement with Google to incorporate a search on Google into the functionality of the software. However, Google has an Application Program Interface that allows automated querying for up to 1,000 searches per day provided a person registers with Google and obtains a license key. The next version of the LinkSurge software is anticipated to contain the functionality that allows the user to register with Google for automated queries. In the meantime, users of the Google search application of the Find Link Partner feature must independently obtain permission from Google for automated searches or they will be in

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

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violation of the terms and conditions of Google. To the Company’s knowledge, Google has not taken any action against any person for conducting automated searches on Google. Disclosure has been added to clarify the relationship between the LinkSurge software and Google and a risk factor has also been added.

2.            The final payment of $10,165 for the development of the second version of the LinkSurge software was made by the Company on March 7, 2005 (the development cost was $15,000 plus a 7% Goods and Services Tax for a total of $16,050, of which $5,885 had been previously paid). The remaining offering costs will be paid out of available cash – the Company has had additional revenues from consulting services and software sales and currently has enough cash on hand to pay the remaining offering costs. Any shortfall in operating costs of the Company over the next 12 months may be made up by management pursuant to management’s informal commitment to fund operations for the next 12 months. There can be no assurance that the funds will be forthcoming, however, and disclosure throughout the Form SB-2/A reflects this. A risk factor on this point is already included. See also point 8 below.

3.            A risk factor has been added regarding the potential weakness in the Company’s intellectual property rights arising from the fact that development of the software has been outsourced to third parties.

Management’s Discussion and Analysis, page 27

4.            Infectious Communications developed both the www.westcaicosreserve.com website and the second version of the LinkSurge software – the removal of the reference to development of the www.westcaicosreserve.com website from the Management’s Discussion and Analysis for the six month period ending November 30, 2005 was an inadvertent error which has been corrected in this version of the Form SB-2/A. With respect to the correct amounts payable to Infectious Communications for its services for the November 30, 2005 interim period, Infectious was paid a total of $4,900 in two equal payments of $2,450. The reference to $2,811 as the second amount of the payment was an inadvertent error which has been corrected. The second version of the software expenses in the amount of $7,800 were also payable to Infectious and disclosure has been clarified on this point in the Management’s Discussion and Analysis.

5.            The modification to the payment terms was agreed to by both parties verbally but was never reduced to writing. The final instalment of US $10,165 was made on March 7, 2005 and therefore no amount is delinquent.

Plan of Operations, page 32

6.            Disclosure regarding milestones in the Plan of Operations was contained in the February 8, 2006 amendment under the heading “Additional Milestones”. This heading has been changed to “Milestones” and moved up in the Plan of Operations to give it more prominence. Disclosure under Milestones has been revised, including a clarification regarding estimated expenses and time frames. Regarding anticipated funding for future operations, the Company hopes to fund future operations at least partially through the Company’s revenues, although the Company is not able to provide reliable predictions on its future revenue stream. As discussed in point 3 above, any shortfall in operating costs of the Company over the next 12 months may be made up by management pursuant to management’s informal commitment to fund operations for the next 12 months. There can be no assurance that the funds will be forthcoming, however, and disclosure throughout the Form SB-2/A reflects this. Please refer to the heading “Capital Expenses and Sources of Funds” in the Plan of Operations and point 8 below.

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Referral Program, page 35

7.            Share-it does indeed provide two separate services – it processes credit card transactions for a fee and manages the referral network at no charge. Both of these services and fee structures were previously disclosed. However, disclosure has been updated under the heading “Referral Program” under the Plan of Operations regarding Share-it’s role in managing the referral network.

Capital Expenses and Sources of Funds, page 35

8.            Since February 8, the Company has received additional revenues, paid Infectious Communications the final instalment of the software development fees and made a further payment of $4,382 towards offering costs. As at March 15, 2006, the Company had a cash and cash equivalent balance of $21,214. Other than offering costs, the Company expects that anticipated expenses will be incurred relatively consistently incurred over the next twelve months. Therefore, the minimum estimated expenses will be incurred at a rate of approximately $1,875 per month and the maximum estimated expenses will be incurred at a rate of approximately $4,583 per month. After payment of the remaining estimated offering costs of $10,362, the Company will have $10,852 in remaining cash and cash equivalents, which would last two months if the maximum estimated expenses are incurred and five months if the minimum estimated expenses are incurred. This analysis assumes, very conservatively, that no further revenues would be generated over the next twelve months. As mentioned previously, the Company makes no assurances that any funding shortfall can be made up by management, private placements of securities, commercial loans or any other type of funding. Disclosure under the heading “Capital Expenses and Sources of Funds” has been updated to reflect the foregoing.

May 31, 2005 Year End Financial Statements

Notes to Consolidated Financial Statements

Note 2. Significant Accounting Policies

g) Revenue Recognition, F-8

9.            According to SOP 97.2 paragraph 59, PCS revenue may be recognized together with the initial licensing fee on delivery of the software if all of the following conditions are met:

•	The PCS fee is included with the initial licensing fee;
•	The PCS included with the initial license is for one year or less;
•	The estimated cost of providing PCS during the arrangement is insignificant; and
•	Unspecified upgrades/enhancements offered during PCS arrangements historically have been and are expected to continue to be minimal and infrequent.

If PCS revenue is recognized upon the delivery of the software, the vendor must accrue all estimated costs of providing the services, including upgrades/enhancements. Upgrades/enhancements are not developed solely for distribution to PCS customers; revenues are expected to be earned from providing the enhancements to other customers as well. Therefore, costs should be allocated between PCS arrangements and other licenses.

D/TSW/834096.2

Response: The (revised) estimated $5,000 fee for upgrades is related to the Company’s contract with Infectious Communications to upgrade the LinkSurge software for $15,000 on August 31, 2005. As at Nov. 30, 2005, 50% ($7,500) of this amount was expensed in the Company accounts. $5,500 was paid and $2,000 was accrued. Management's estimates that 50% of the total upgrade costs are related to software sales for the period ending Nov. 30, 2005. The remaining $7,500 was accrued as at January 2006 and paid in March 2006.

Only a small portion of Mr. Mutter’s salary relates to tech support work he does for the Company (tech support is done via email). The majority of his salary is paid to him in his capacity as President of the Company. Therefore, there is no accrual needed for his salary in relation to the tech support he provides.

10.          According to EITF 00-21, revenue arrangements with multiple deliverables, the delivered item(s) should be divided into separate units of accounting if the deliverables in the arrangement meet all of the following criteria:

•	Does the delivered item(s) has standalone value to the customer on a standalone basis?

Response: Yes, each “outputs” (initial consulting, layout sketches, back end programming and website optimization) has a standalone value to customer.

•	Is there is objective and reliable evidence of the fair value of the undelivered item(s)?

Response: Yes, fair values for the undelivered item(s) can be measured by the estimated number of hours to be spent on the output or the estimated subcontract cost needed to complete the output.

•

If the arrangement includes a general right of return relative to the delivered item, is the delivery or performance of the undelivered item(s)considered probable and substantially in the control of the vendor?

Response: There is no right of return relative to the delivered items. The delivery or performance of the undelivered items is considered probable and substantially in control of the Company.

Conclusion: The delivered item(s) should be considered a separate unit of accounting.

According to EITF 00-21, arrangement consideration should be allocated among the separate units accounting based on their relative fair values. Applicable revenue recognition criteria should be considered separately for separate units of accounting. If there is objective and reliable evidence of fair value for all units of accounting in an arrangement, the arrangement consideration should be allocated to the separate units of accounting based on their relative fair values.

•	If an arrangement consists of more than one unit of accounting, how the arrangement consideration should be allocated among the separate units of accounting?

Response: The arrangement consideration should be allocated among the separate units of accounting based on the numbers of hours used to work on the unit or the subcontract costs associated with the unit.

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•

What effect, if any, certain customer rights due to vendor nonperformance have on the measurement of arrangement consideration and/or the allocation of consideration to the delivered unit(s) of accounting?

Response: Customers pay a 50% upfront fee on each website development contract. In the event of vendor non-performance, this upfront fee is refunded in proportion of the undelivered units.

•	The impact, if any, of a customer's ability to cancel a contract and incur a cancellation penalty on the measurement of arrangement consideration?

Response: The impact is the customer cannot get a refund of 50% upfront fee in the event of a cancellation.

•	The impact, if any, of consideration that varies as a result of future customer actions on the measurement and/or allocation of arrangement consideration?

Response: no impact

•	The impact, if any, of consideration that varies as a result of future vendor actions on the measurement and/or allocation of arrangement consideration?

Response: no impact

•	The impact of a vendor's intent not to enforce its contractual rights in the event of customer cancellation on the measurement and/or allocation of arrangement consideration?

Response: no impact

Conclusion: Arrangement consideration can be allocated among the separate units accounting based on their relative fair values.

Exhibits

11.          Exhibits 10.7, 10.8, and 10.9 do not have signature pages and are electronically posted by Share-it on its website. The Company entered into these agreements by accepting the services of Share-it. For further information, please visit Share-it’s website sign up page at http://secure.shareit.com/shareit/signup/.

Please find enclosed both clean (four copies) and a blacklined version of the amended Registration Statement on Form SB-2/A Amendment No. 3. The amended Registration Statement has also been filed by Edgar. The blacklined version of the amended Registration Statement has been marked to show changes between the version filed on February 8, 2006 and the version filed herewith.

D/TSW/834096.2

We look forward to the receipt of any further comments which you may have in regard to the amended registration statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per:	/s/ William L. Macdonald

William L. Macdonald

WLM/TSW

Encl.

cc:	Surge Enterprises, Inc.
Attention: Troy Mutter, President

D/TSW/834096.2